ACCOUNTS RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 2 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31 2022	December 31, 2021
Accounts receivable (including $19,044 and $43,477 from related parties as of March 31, 2022 and December 31, 2021, respectively)	$1,881,892	$2,662,168
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$1,881,892	$2,662,168

NOTE 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Accounts receivable (including $43,477 and $239,468 from related parties as of December 31, 2021 and 2020, respectively)	$2,662,168	$2,468,038
Less: Allowance for doubtful accounts	-	-
Account receivable, net	$2,662,168	$2,468,038